SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table summarizes certain financial data for ArcelorMittal’s operations by reportable segments.

	NAFTA	Brazil	Europe	ACIS	Mining	Others [1]	Elimination	Total
Year ended December 31, 2015
Sales to external customers	17,225	7,954	31,586	5,932	824	57	—	63,578
Intersegment sales [2]	68	549	307	196	2,563	311	(3,994)	—
Operating income (loss)	(705)	628	171	(624)	(3,522)	(140)	31	(4,161)
Depreciation and amortization	616	336	1,192	408	614	26	—	3,192
Impairment	526	176	398	294	3,370	—	—	4,764
Capital expenditures	392	422	1,045	365	476	7	—	2,707
Year ended December 31, 2016
Sales to external customers	15,769	5,526	28,999	5,675	781	41	—	56,791
Intersegment sales [2]	37	697	273	210	2,333	260	(3,810)	—
Operating income (loss)	2,002	614	1,270	211	366	(208)	(94)	4,161
Depreciation and amortization	549	258	1,184	311	396	23	—	2,721
Impairment	—	—	49	156	—	—	—	205
Capital expenditures	445	237	951	397	392	22	—	2,444
Year ended December 31, 2017
Sales to external customers	17,893	6,571	35,825	7,323	985	82	—	68,679
Intersegment sales [2]	104	1,184	383	298	3,048	303	(5,320)	—
Operating income (loss)	1,185	697	2,359	508	991	(288)	(18)	5,434
Depreciation and amortization	518	293	1,201	313	416	27	—	2,768
Impairment	—	—	—	206	—	—	—	206
Capital expenditures	466	263	1,143	427	495	25	—	2,819

1.	Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.

2.	Transactions between segments are reported on the same basis of accounting as transactions with third parties except for certain mining products shipped internally and reported on a cost plus basis.

Reconciliation of Operating Income (Loss) to Net Income
The reconciliation from operating income (loss) to net income (loss) (including non-controlling interests) is as follows:

	Year ended December 31,
	2017	2016	2015
Operating income (loss)	5,434	4,161	(4,161)
Income/ (loss) from investments in associates and joint ventures	448	615	(502)
Financing costs - net	(875)	(2,056)	(2,858)
Income (loss) before taxes	5,007	2,720	(7,521)
Income tax expense	432	986	902
Net income/ (loss) (including non-controlling interests)	4,575	1,734	(8,423)

Disclosure of Geographical Areas
Sales (by destination)

	Year ended December 31,
	2017	2016	2015
Americas
United States	14,367	12,284	13,619
Brazil	4,149	3,506	3,809
Canada	3,034	2,818	2,913
Mexico	2,251	1,806	1,913
Argentina	1,230	858	1,370
Venezuela	68	105	1,334
Others	937	830	951
Total Americas	26,036	22,207	25,909

Europe
Germany	5,933	4,768	5,473
France	4,051	3,655	3,743
Spain	3,751	3,015	3,406
Poland	3,746	2,997	3,023
Italy	2,711	2,067	2,278
Turkey	1,937	1,789	1,962
Czech Republic	1,400	1,107	1,476
United Kingdom	1,370	1,159	1,246
Russia	1,204	688	638
Belgium	1,129	929	1,108
Netherlands	1,117	1,030	867
Romania	621	526	583
Others	4,948	3,886	4,024
Total Europe	33,918	27,616	29,827

Asia & Africa
South Africa	2,560	2,026	2,111
Egypt	310	499	404
Morocco	596	498	533
Rest of Africa	1,033	658	945
China	622	549	557
Kazakhstan	392	350	456
South Korea	259	184	242
India	163	85	197
Rest of Asia	2,790	2,119	2,397
Total Asia & Africa	8,725	6,968	7,842

Total	68,679	56,791	63,578
Non-current assets[1] per significant country:

	December 31,
	2017	2016
Americas
Canada	5,368	5,208
Brazil	4,466	4,471
United States	4,029	4,209
Mexico	978	906
Argentina	137	152
Venezuela	100	43
Others	20	21
Total Americas	15,098	15,010

Europe
France	4,738	4,194
Belgium	2,827	2,458
Germany	2,737	2,395
Poland	2,421	2,112
Ukraine	2,077	2,110
Spain	2,035	1,797
Luxembourg	1,277	1,142
Romania	633	573
Czech Republic	621	585
Bosnia and Herzegovina	202	182
Italy	171	158
Others	264	236
Total Europe	20,003	17,942

Asia & Africa
Kazakhstan	1,322	1,223
South Africa	677	788
Morocco	103	104
Liberia	93	49
Others	119	116
Total Asia & Africa	2,314	2,280

Unallocated assets	21,137	17,663
Total	58,552	52,895

1.
Non-current assets do not include goodwill (as it is not allocated to the individual countries), deferred tax assets, investment in associate and joint ventures, other investments and other non-current financial assets. Such assets are presented under the caption “Unallocated assets”.

Disclosure of products and services [text block]
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others mainly includes non-steel sales and services.

	Year ended December 31,
	2017	2016	2015
Flat products	43,065	34,215	36,226
Long products	13,685	12,104	13,996
Tubular products	1,810	1,500	2,809
Mining products	985	781	824
Others	9,134	8,191	9,723
Total	68,679	56,791	63,578